3. Patents and Licenses (December 2013 Note) (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Patents and licenses
Patent Rights Acquisitions	2013	2012
V-Clip Pharmaceuticals	$803,836	$803,836
Colorado/Vermont	248,000	248,000
Carcinotek, Inc. (net of $475,000 impairment)	25,000	25,000

	$1,076,836	$1,076,836